Liquidity and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Liquidity and Management's Plans
2.	Liquidity and management’s plans:

The Company presently has very limited cash resources and requires significant additional financing for its research and development, commercialization and distribution efforts and its working capital and intends to finance these activities primarily through:

•	proceeds from public and private financings and, potentially, from strategic transactions;

•	proceeds from the exercise of warrants issued in public and private financings;

•	potential partnerships with other pharmaceutical companies to assist in the supply, manufacturing and distribution of its products for which the Company would expect to receive upfront milestone and royalty payments;

•	potential licensing and joint venture arrangements with third parties, including other pharmaceutical companies where the Company would receive funding based on out-licensing its product; and

•	seeking government or private foundation grants which would be awarded to the Company to further develop its current and future anti-cancer therapies.

However, there is a material risk that none of these plans will be implemented in a manner necessary to sustain the Company for an extended period of time and that the Company will be unable to obtain additional financing when needed on commercially reasonable terms, if at all. If adequate funds are not available when needed, the Company may be required to significantly reduce or refocus operations or to obtain funds through arrangements that may require the Company to relinquish rights to technologies or potential markets, any of which could have a material adverse effect on the Company, its viability, its financial condition and its results of operations beyond 2016. To the extent that additional capital is raised through the sale of equity or convertible debt securities or exercise of warrants and options, the issuance of such securities would result in ownership dilution to existing stockholders. The Company had cash and cash equivalents of approximately $118,623 as of March 31, 2016 (see note 7 for information regarding an equity offering by the Company subsequent to March 31, 2016).

2.	Liquidity and management’s plans:

The Company presently has very limited cash resources and requires significant additional financing for its research and development, commercialization and distribution efforts and its working capital and intends to finance these activities primarily through:

•	proceeds from public and private equity and debt financings and, potentially, from strategic transactions;

•	proceeds from the exercise of warrants issued in public and private financings;

•	potential partnerships with other pharmaceutical companies to assist in the supply, manufacturing and distribution of its products for which the Company would expect to receive upfront milestone and royalty payments;

•	potential licensing and joint venture arrangements with third parties, including other pharmaceutical companies where the Company would receive funding based on out-licensing its product; and

•	seeking government or private foundation grants which would be awarded to the Company to further develop its current and future anti-cancer therapies.

However, there can be no assurance that any of these plans will be implemented on commercially reasonable terms, if at all.

The Company had cash and cash equivalents of $601,445 as of December 31, 2015.